7. Stockholders' Equity (Deficit) (Details 1) (Warrant [Member])	12 Months Ended
Mar. 31, 2013
Warrant [Member]
Volatility, Minimum	241.65%
Volatility, Maximum	244.92%
Risk-free rate, Minimum	1.34%
Risk-free rate, Maximum	0.41%
Dividend rate	0.00%
Expected life	3 years